Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Disclosure of property, plant and equipments [Abstract]
Property, plant and equipment
5.	Property, plant and equipment

The following table presents the changes in property, plant and equipment during the year ended March 31, 2024

	Cost					Accumulated depreciation
Particulars	As of April 1, 2023	Additions	Deletions	Reclassification *	As of March 31, 2024	As of April 1, 2023	Depreciation for the year	Deletions	Reclassification	As of March 31, 2024	Carrying amount as of March 31, 2024

Freehold Land	206,867	-	-		206,867	-	-	-		-	206,867
Building	6,238,669	3,273,178	27	4,420,100	13,931,920	1,964,842	1,194,556	26	2,003,600	5,162,972	8,768,948
Plant and machinery	21,303,005	2,710,939	11,692		24,002,252	12,393,855	1,934,332	9,223		14,318,964	9,683,288
Computer equipment	2,037,261	163,271	16,879		2,183,653	1,780,677	160,078	16,820		1,923,935	259,718
Office equipment	2,106,995	265,633	570		2,372,058	1,180,336	289,494	567		1,469,263	902,795
Furniture and fittings	4,590,427	2,706	178	(4,420,100)	172,855	2,161,696	617	154	(2,003,600)	158,559	14,296
Vehicles	9,721	3,141	4		12,858	9,697		4		9,693	3,165
Total	36,492,945	6,418,868	29,350	-	42,882,463	19,491,103	3,579,077	26,794	-	23,043,386	19,839,077
Add: Construction in progress											12,371,317
Total	36,492,945	6,418,868	29,350	-	42,882,463	19,491,103	3,579,077	26,794	-	23,043,386	32,210,394

*
The Company incurred costs on Improvements comprising expenses for building interiors, electrical work, etc, which become an integral part of the building. These expenses are incurred to make the civil structure of the building ready for the intended use. These expenses on improvement are capitalized and depreciated over its estimated useful life of 5 years in accordance with the accounting policy consistently applied by the Company. The Company believes that it is more appropriate to disclose such improvements as a part of Buildings rather than as part of Furniture and Fittings. Hence the cost of such Improvements and the accumulated depreciation thereon, as on April 1, 2023 has been transferred as part of Building for a better presentation.

The following table presents the changes in property, plant and equipment during the year ended March 31, 2023

	Cost				Accumulated depreciation
Particulars	As of April 1, 2022	Additions	Deletions	As of Mar ch 31, 2023	As of April 1, 2022	Depreciation for the year	Deletions	As of Mar ch 31, 2023	Carrying amount as of March 31, 2023

Freehold Land	147,176	59,691	-	206,867	-	-	-	-	206,867
Building	4,944,478	1,304,500	10,309	6,238,669	1,058,496	916,646	10,300	1,964,842	4,273,827
Plant and machinery	17,512,223	3,839,433	48,651	21,303,005	10,842,235	1,600,493	48,873	12,393,855	8,909,150
Computer equipment	1,863,469	191,867	18,075	2,037,261	1,630,581	167,923	17,827	1,780,677	256,584
Office equipment	1,695,295	411,700	-	2,106,995	909,833	270,508	5	1,180,336	926,659
Furniture and fittings	4,589,404	1,500	477	4,590,427	2,161,280	901	485	2,161,696	2,428,731
Vehicles	9,721	-	-	9,721	9,697			9,697	24
Total	30,761,766	5,808,691	77,512	36,492,945	16,612,122	2,956,471	77,490	19,491,103	17,001,842
Add: Construction in progress									5,304,235
Total	30,761,766	5,808,691	77,512	36,492,945	16,612,122	2,956,471	77,490	19,491,103	22,306,077

Capital Commitments
As of March 31, 2024 and 2023, the Company had committed to spend approximately
₹ 9,352,551 and ₹ 10,678,787 respectively, under agreements to purchase property, plant and equipment.

Construction in progress
Amounts paid towards acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of property, plant and equipment that are not  available for use are disclosed under construction-in-progress.

Security
As of March 31, 2024 property, plant and equipment with a carrying amount of ₹ 12,260,778 (March 31, 2023: ₹ 16,910,327) are subject to a registered charge to secure bank borrowings.

Capitalized borrowing costs
Borrowing costs capitalized during the year amounted to ₹ 514,022 (March 2023, ₹ 149,297)